Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents (notes 3 and 4)	$ 28,520	$ 31,332
Restricted cash	35	32
Short-term investments (notes 3 and 5)	17,601	21,532
Accounts receivable, net	9,184	7,205
Inventories (note 6)	9,330	9,275
Prepaid expenses and other current assets (note 7)	1,245	1,106
Total current assets	65,915	70,482
LONG-TERM INVESTMENTS (notes 3 and 8)	3,112	4,253
PROPERTY AND EQUIPMENT, NET (note 9)	13,755	13,736
OTHER ASSETS (note 10)	2,300	2,218
TOTAL ASSETS	85,082	90,689
CURRENT LIABILITIES
Notes and accounts payable	2,460	4,329
Income tax payable	341	180
Accrued expenses and other current liabilities (note 11)	4,379	4,102
Total current liabilities	7,180	8,611
LONG-TERM LIABILITIES
Accrued pension liabilities (note 13)	355	281
Deferred income tax liabilities (note 12)	906	930
Other liabilities	86	83
Total long-term liabilities	1,347	1,294
Total liabilities	8,527	9,905
COMMITMENTS AND CONTINGENCIES (notes 16 and 17)
SHAREHOLDERS’ EQUITY
Preference shares at $0.00002 par value per share; Authorized – 250,000,000 shares;
Ordinary shares at $0.00002 par value per share; Authorized – 4,750,000,000 shares; Issued – 1,669,036,600 shares as of December 31, 2017 and 2016 Outstanding – 1,284,146,100 and 1,279,124,900 shares as of December 31, 2017 and 2016, respectively	33	33
Additional paid-in capital	142,946	142,738
Accumulated deficits	(47,517)	(41,372)
Accumulated other comprehensive income	5,337	4,415
Treasury stock – 384,890,500 and 389,911,700 shares as of December 31, 2017 and 2016, respectively	(24,244)	(25,030)
Total shareholders’ equity	76,555	80,784
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 85,082	$ 90,689